Derivative Instruments - Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		$ 21,343,075	$ 25,192,367
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		18,178,509	22,670,026
Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		14,660,067	16,845,977
Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		3,518,442	5,824,049
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	2,541,417	1,855,607
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,371,507	1,002,323
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	940,640	679,927
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	10,864	1,751
Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	218,406	171,606
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		123,350	155,533
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		22,128	20,328
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		38,470	36,071
Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		62,752	99,134
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		444,532	471,640
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		55,267	$ 39,561
Within 1 year [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		8,788,276
Within 1 year [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		6,888,623
Within 1 year [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,452,781
Within 1 year [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,435,842
Within 1 year [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,458,661
Within 1 year [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	349,612
Within 1 year [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	903,972
Within 1 year [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	10,616
Within 1 year [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	194,461
Within 1 year [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		84,240
Within 1 year [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		15,030
Within 1 year [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		24,278
Within 1 year [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		44,932
Within 1 year [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		354,512
Within 1 year [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,240
1 to 3 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,969,331
1 to 3 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,355,347
1 to 3 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,418,207
1 to 3 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		937,140
1 to 3 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	497,603
1 to 3 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	447,928
1 to 3 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	27,903
1 to 3 years [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	248
1 to 3 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	21,524
1 to 3 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		34,812
1 to 3 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		6,088
1 to 3 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		12,212
1 to 3 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		16,512
1 to 3 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		65,709
1 to 3 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		15,860
3 to 5 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,900,452
3 to 5 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,575,553
3 to 5 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,451,659
3 to 5 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		123,894
3 to 5 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	278,510
3 to 5 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	271,998
3 to 5 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	4,423
3 to 5 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	2,089
3 to 5 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,401
3 to 5 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		601
3 to 5 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,492
3 to 5 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		308
3 to 5 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		17,852
3 to 5 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		26,136
5 to 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,532,373
5 to 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,288,935
5 to 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,271,601
5 to 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		17,334
5 to 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	226,047
5 to 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	224,379
5 to 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,336
5 to 10 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	332
5 to 10 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,897
5 to 10 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		409
5 to 10 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		488
5 to 10 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,000
5 to 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,796
5 to 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		9,698
Over 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,152,643
Over 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,070,051
Over 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,065,819
Over 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,232
Over 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	80,596
Over 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	77,590
Over 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	3,006
Over 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		663
Over 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		$ 1,333

[1]	Gold contracts are included in foreign exchange contracts.